Finance Receivables, Credit Quality Information - Aging of receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Aging of receivables
Current finance receivables		$ 81,097
Current finance receivables (as a percent)		90.30%
Past due finance receivables
Total delinquent	$ 7,029	$ 8,711
Total delinquent (as a percent)	8.80%	9.70%
Gross receivables	$ 80,155	$ 89,808	$ 88,975	$ 113,368
Gross receivables (as a percent)	100.00%	100.00%
Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 4,821	$ 5,748
Total delinquent (as a percent)	6.00%	6.40%
Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent	$ 1,970	$ 2,694
Total delinquent (as a percent)	2.50%	3.00%
Past due finance receivables (61 - 90 days)
Past due finance receivables
Total delinquent	$ 238	$ 269
Total delinquent (as a percent)	0.30%	0.30%
Short-term consumer loans
Past due finance receivables
Gross receivables	$ 51,283	$ 53,779
Short-term consumer loans | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent		$ 1,078
Total delinquent (as a percent)		1.20%
Secure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent		$ 629
Total delinquent (as a percent)		0.70%
Unsecure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent		$ 449
Total delinquent (as a percent)		0.50%
Medium-term consumer loans
Past due finance receivables
Gross receivables	28,872	$ 36,029
Medium-term consumer loans | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent		$ 4,670
Total delinquent (as a percent)		5.20%
Medium-term consumer loans | Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent		$ 2,694
Total delinquent (as a percent)		3.00%
Medium-term consumer loans | Past due finance receivables (61 - 90 days)
Past due finance receivables
Total delinquent		$ 251
Total delinquent (as a percent)		0.30%
Secure Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent		$ 898
Total delinquent (as a percent)		1.00%
Secure Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent		$ 269
Total delinquent (as a percent)		0.30%
Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent		$ 3,772
Total delinquent (as a percent)		4.20%
Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent		$ 2,425
Total delinquent (as a percent)		2.70%
Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (61 - 90 days)
Past due finance receivables
Total delinquent		$ 18
Consumer Borrower
Aging of receivables
Current finance receivables	$ 73,126	$ 81,097
Current finance receivables (as a percent)	91.20%	90.30%
Past due finance receivables
Gross receivables	$ 80,155	$ 89,808
Consumer Borrower | Short-term consumer loans
Past due finance receivables
Gross receivables		53,779	52,115
Consumer Borrower | Short-term consumer loans | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 1,002	$ 1,078
Total delinquent (as a percent)	1.30%	1.20%
Consumer Borrower | Secure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 606	$ 629
Total delinquent (as a percent)	0.80%	0.70%
Consumer Borrower | Unsecure Short Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 396	$ 449
Total delinquent (as a percent)	0.50%	0.50%
Consumer Borrower | Medium-term consumer loans
Past due finance receivables
Gross receivables		$ 36,029	$ 36,860
Consumer Borrower | Medium-term consumer loans | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 3,819	$ 4,670
Total delinquent (as a percent)	4.70%	5.20%
Consumer Borrower | Medium-term consumer loans | Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent	$ 1,970	$ 2,694
Total delinquent (as a percent)	2.50%	3.00%
Consumer Borrower | Medium-term consumer loans | Past due finance receivables (61 - 90 days)
Past due finance receivables
Total delinquent	$ 238	$ 269
Total delinquent (as a percent)	0.30%	0.30%
Consumer Borrower | Secure Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 761	$ 898
Total delinquent (as a percent)	0.90%	1.00%
Consumer Borrower | Secure Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent	$ 243	$ 269
Total delinquent (as a percent)	0.30%	0.30%
Consumer Borrower | Secure Medium Term Consumer Loans [Member] | Past due finance receivables (61 - 90 days)
Past due finance receivables
Total delinquent	$ 2	$ 18
Total delinquent (as a percent)	0.00%	0.00%
Consumer Borrower | Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (1 - 30 days)
Past due finance receivables
Total delinquent	$ 3,058	$ 3,772
Total delinquent (as a percent)	3.80%	4.20%
Consumer Borrower | Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (31 - 60 days)
Past due finance receivables
Total delinquent	$ 1,727	$ 2,425
Total delinquent (as a percent)	2.20%	2.70%
Consumer Borrower | Unsecured Medium Term Consumer Loans [Member] | Past due finance receivables (61 - 90 days)
Past due finance receivables
Total delinquent	$ 236	$ 251
Total delinquent (as a percent)	0.30%	0.30%